Basis of Accounting - Additional Information (Details) $ in Millions				12 Months Ended
	Jul. 01, 2023 USD ($)	Jul. 01, 2023 AUD ($)	Aug. 12, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Loss after income tax				$ 142,521,085	$ 92,817,371	$ 45,344,496
Net cash outflows from operating activities				120,608,379	71,334,952	45,546,167
Cash and cash equivalents				89,188,713	44,631,293	118,193,177	$ 42,650,858
Current assets				98,386,298	59,908,442
Net current asset position				79,643,659	47,866,741
Net assets (liabilities)				(5,853,178)	$ 47,977,144
Aggregate proceeds from private placement of ordinary shares				81,815,358		$ 105,477,591
Cash on hand				89,000,000
Amount expected under funding agreement				$ 85,000,000
Development Funding Agreement
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor			$ 120,000,000
Funding additional payment description	Upon completion of the final due diligence, receipt of approvals, execution of the appropriate documentation and satisfaction of the closing conditions, the Group expects to receive the additional US$50 million. While the Group anticipates that the due diligence will be completed to the satisfaction of the co-investor, the necessary approvals will be obtained, the appropriate documentation will be executed and that all closing conditions will be satisfied, there is no assurance that the Group will ultimately receive the additional US$50 million. If the additional US$50 million is not received by June 30, 2024, the Group will need to raise additional funds or reduce expenditures to continue as a going concern.	Upon completion of the final due diligence, receipt of approvals, execution of the appropriate documentation and satisfaction of the closing conditions, the Group expects to receive the additional US$50 million. While the Group anticipates that the due diligence will be completed to the satisfaction of the co-investor, the necessary approvals will be obtained, the appropriate documentation will be executed and that all closing conditions will be satisfied, there is no assurance that the Group will ultimately receive the additional US$50 million. If the additional US$50 million is not received by June 30, 2024, the Group will need to raise additional funds or reduce expenditures to continue as a going concern.
Funding payment			50,000,000
Development Funding Agreement | Second Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding payment			35,000,000
Development Funding Agreement | Third Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding payment			$ 35,000,000
Development Funding Agreement | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding initial payment	$ 50,000,000
Funding additional payment	50,000,000
Development Funding Agreement | Events after Reporting Period | Bottom of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor	120,000,000
Development Funding Agreement | Events after Reporting Period | Top of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor	170,000,000
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares	58,000,000	$ 90
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period | First Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares	47,000,000	73
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period | Second Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares	$ 11,000,000	$ 17